SUBSEQUENT EVENTS (Details)	Feb. 17, 2021 PYG (₲)	Feb. 17, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
SUBSEQUENT EVENTS
Subscribed capital			$ 270,737,574,000	$ 270,737,574,000
Equity.			831,560,591,000	968,903,948,000	$ 863,714,743,000	$ 813,233,349,000
Issued capital.			270,737,574,000	270,737,574,000
Major ordinary share transactions [member] | Circular Pet S.A [Member]
SUBSEQUENT EVENTS
Proportion of ownership interest in subsidiary	33.30%
Subscribed Share Capital	₲ 42,000,000,000	$ 4,326,000,000
Contribution Per Share Holder	10,000,000	1,030,000
Paid Up Share Capital	₲ 30,000,000	$ 3,090,000
Issued capital
SUBSEQUENT EVENTS
Equity.			$ 270,737,574,000	$ 270,737,574,000	$ 270,737,574,000	$ 270,737,574,000